Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 576,757	$ 481,641
Short-term and current maturities of long-term bank deposits	648,297	434,899
Restricted short-term bank deposits		199
Marketable securities	3,572	3,458
Accounts receivable and other:
Trade, net	238,611	222,427
Other receivables and prepaid expenses	270,724	250,911
Inventories	138,553	120,272
Long-term assets held for sale, net	1,081
TOTAL CURRENT ASSETS	1,877,595	1,513,807
LONG-TERM BANK DEPOSITS	115,173	30,175
PROPERTY, PLANT AND EQUIPMENT, NET	159,459	153,045
OTHER ASSETS	35,806	40,718
TOTAL ASSETS	2,188,033	1,737,745
CURRENT LIABILITIES:
Current maturities of long-term debt		912
Accounts payable:
Trade payables	18,853	19,480
Other current liabilities	226,609	289,613
TOTAL CURRENT LIABILITIES	245,462	310,005
LONG-TERM LIABILITIES:
Long-term debt, net of current maturities		4,976
Deferred income taxes	2,232	1,901
Other long-term liabilities	3,195	3,480
TOTAL LONG-TERM LIABILITIES	$ 5,427	$ 10,357
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	$ 250,889	$ 320,362
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at March 31, 2016 and March 31, 2015: 200,000,000 shares; Issued at March 31, 2016 and March 31, 2015: 45,116,262 shares, respectively Outstanding at March 31, 2016 and March 31, 2015: 42,765,934 and 42,833,273 shares, respectively	679	679
Founders' shares of NIS 0.00001 par value: Authorized, issued and outstanding at March 31, 2016 and March 31, 2015: 2,600 shares	1	1
Additional paid-in capital	262,445	262,445
Accumulated other comprehensive income, net of taxes	(123,026)	(110,966)
Treasury stock at March 31, 2016 and March 31, 2015: 2,350,328 and 2,282,989 shares, respectively	(203,778)	(194,328)
Accumulated earnings	1,994,821	1,453,889
Taro shareholders' equity	1,931,142	1,411,720
Non-controlling interest	6,002	5,663
TOTAL SHAREHOLDERS’ EQUITY	1,937,144	1,417,383
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,188,033	$ 1,737,745